Consolidating Financial Information - Consolidating Balance Sheet Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Real estate investments, net	$ 10,506,129	$ 10,021,938
Cash and cash equivalents	3,995	259,722	$ 360,492	$ 0
Tenant and other receivables, net	7,668	6,385
Intercompany	0	0
Prepaid expenses and other assets	34,813	18,487
Investments in subsidiaries	0	0
Above market lease, asset	43,014	44,588
Assets held for sale	355,688	0
Total assets	10,951,307	10,351,120
LIABILITIES
Debt, net	4,666,949	3,934,628
Due to MGM Resorts International and affiliates	227	962
Intercompany	0	0
Accounts payable, accrued expenses and other liabilities	20,796	10,240
Above market lease, liability	46,181	47,069
Accrued interest	26,096	22,565
Distribution payable	119,055	111,733
Deferred revenue	163,926	127,640
Deferred income taxes, net	33,634	28,544
Liabilities Related To Assets Held For Sale	28,937
Total liabilities	5,105,801	4,283,381
General partner	0	0
Limited partners	5,845,506	6,067,739
Total partners’ capital	5,845,506	6,067,739
Total liabilities and shareholders' equity	10,951,307	10,351,120
Eliminations
ASSETS
Real estate investments, net	0	0
Cash and cash equivalents	0	0	0	0
Tenant and other receivables, net	0	0
Intercompany	(841,179)	(1,383,397)
Prepaid expenses and other assets	0	0
Investments in subsidiaries	(9,790,350)	(8,479,388)
Above market lease, asset	0	0
Total assets	(10,631,529)	(9,862,785)
LIABILITIES
Debt, net	0	0
Due to MGM Resorts International and affiliates	0	0
Intercompany	(841,179)	(1,383,397)
Accounts payable, accrued expenses and other liabilities	0	0
Above market lease, liability	0	0
Accrued interest	0	0
Distribution payable	0	0
Deferred revenue	0	0
Deferred income taxes, net	0	0
Total liabilities	(841,179)	(1,383,397)
General partner	0	0
Limited partners	(9,790,350)	(8,479,388)
Total partners’ capital	(9,790,350)	(8,479,388)
Total liabilities and shareholders' equity	(10,631,529)	(9,862,785)
Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Real estate investments, net	10,505,557	10,021,450
Cash and cash equivalents	0	0	0	0
Tenant and other receivables, net	7,642	6,086
Intercompany	0	0
Prepaid expenses and other assets	0	0
Investments in subsidiaries	0	0
Above market lease, asset	43,014	44,588
Assets held for sale	355,688
Total assets	10,911,901	10,072,124
LIABILITIES
Debt, net	0	0
Due to MGM Resorts International and affiliates	0	0
Intercompany	841,179	1,383,397
Accounts payable, accrued expenses and other liabilities	7,694	6,086
Above market lease, liability	46,181	47,069
Accrued interest	0	0
Distribution payable	0	0
Deferred revenue	163,926	127,640
Deferred income taxes, net	33,634	28,544
Liabilities Related To Assets Held For Sale	28,937
Total liabilities	1,121,551	1,592,736
General partner	0	0
Limited partners	9,790,350	8,479,388
Total partners’ capital	9,790,350	8,479,388
Total liabilities and shareholders' equity	10,911,901	10,072,124
Operating Partnership
ASSETS
Real estate investments, net	10,506,129	10,021,938
Cash and cash equivalents	3,995	259,722	360,492	0
Tenant and other receivables, net	7,668	6,385
Prepaid expenses and other assets	34,813	18,487
Above market lease, asset	43,014	44,588
Assets held for sale	355,688	0
Total assets	10,951,307	10,351,120
LIABILITIES
Debt, net	4,666,949	3,934,628
Due to MGM Resorts International and affiliates	227	962
Accounts payable, accrued expenses and other liabilities	20,796	10,240
Above market lease, liability	46,181	47,069
Accrued interest	26,096	22,565
Distribution payable	119,055	111,733
Deferred revenue	163,926	127,640
Deferred income taxes, net	33,634	28,544
Total liabilities	5,105,801	4,283,381
General partner	0	0
Limited partners	5,845,506	6,067,739
Total partners’ capital	5,845,506	6,067,739	5,608,261	6,058,959
Total liabilities and shareholders' equity	10,951,307	10,351,120
Operating Partnership | Reportable Legal Entities
ASSETS
Real estate investments, net	572	488
Cash and cash equivalents	3,995	259,722	360,492	0
Tenant and other receivables, net	26	299
Intercompany	841,179	1,383,397
Prepaid expenses and other assets	34,813	18,487
Investments in subsidiaries	9,790,350	8,479,388
Above market lease, asset	0	0
Total assets	10,670,935	10,141,781
LIABILITIES
Debt, net	4,666,949	3,934,628
Due to MGM Resorts International and affiliates	227	962
Intercompany	0	0
Accounts payable, accrued expenses and other liabilities	13,102	4,154
Above market lease, liability	0	0
Accrued interest	26,096	22,565
Distribution payable	119,055	111,733
Deferred revenue	0	0
Deferred income taxes, net	0	0
Total liabilities	4,825,429	4,074,042
General partner	0	0
Limited partners	5,845,506	6,067,739
Total partners’ capital	5,845,506	6,067,739
Total liabilities and shareholders' equity	10,670,935	10,141,781
Operating Partnership | Eliminations
ASSETS
Cash and cash equivalents	0	0
Assets held for sale	0
LIABILITIES
Liabilities Related To Assets Held For Sale	0
Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Cash and cash equivalents	0	0
Operating Partnership | MGM | Reportable Legal Entities
ASSETS
Cash and cash equivalents	3,995	259,722
Assets held for sale	0
LIABILITIES
Liabilities Related To Assets Held For Sale	0
Operating Partnership | Subsidiary Issuer | Reportable Legal Entities
ASSETS
Cash and cash equivalents	0	0
Co-Issuer | Reportable Legal Entities
ASSETS
Real estate investments, net	0	0
Cash and cash equivalents	0	0	$ 0	$ 0
Tenant and other receivables, net	0	0
Intercompany	0	0
Prepaid expenses and other assets	0	0
Investments in subsidiaries	0	0
Above market lease, asset	0	0
Total assets	0	0
LIABILITIES
Debt, net	0	0
Due to MGM Resorts International and affiliates	0	0
Intercompany	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Above market lease, liability	0	0
Accrued interest	0	0
Distribution payable	0	0
Deferred revenue	0	0
Deferred income taxes, net	0	0
Total liabilities	0	0
General partner	0	0
Limited partners	0	0
Total partners’ capital	0	0
Total liabilities and shareholders' equity	0	$ 0
Co-Issuer | Subsidiary Issuer | Reportable Legal Entities
ASSETS
Assets held for sale	0
LIABILITIES
Liabilities Related To Assets Held For Sale	$ 0